Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

04051628

NYSE

1-8951

December 14, 2004

CertNYS

RECD S.E.C.
DEC 14 2004
1088

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, M.D.C. HOLDINGS, INC., Medium Term Senior Notes (Fixed Rate Notes) due 10 years from the Original Issue Date and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 14, 2004. Tentative listing date – December 16, 2004.

Sincerely,

Paras Madho

PROCESSED
DEC 16 2004
THOMSON FINANCIAL